ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4     ACCOUNTS RECEIVABLE, NET

As of December 31, 2021 and 2020, accounts receivable consisted of the following:

	December 31, 2021	December 31, 2020
	$	$
Accounts receivable	699,555	432,309
Less: Allowance for doubtful accounts	–	–
Total	699,555	432,309

For the years ended December 31, 2021 and 2020, the Company has recorded provision for doubtful accounts of nil and nil, respectively.